UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     York Asset Management Limited

Address:  Deltec House
          Lyford Cay
          PO Box N1717
          Nassau
          NP
          Bahamas
          Attention: S. Nicholas Walker

13F File Number:  028-12227

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   S. Nicholas Walker
Title:  Managing Member
Phone:  (242) 677-4514


Signature, Place and Date of Signing:


/s/ S. Nicholas Walker          New York, New York            August 11, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1

Form 13F Information Table Entry Total:      117

Form 13F Information Table Value Total:  431,644
                                        (thousands)


List of Other Included Managers:  1

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       Form 13F File Number       Name

1         000-24464                  The Lion Fund Limited


                                                      FORM 13F INFORMATION TABLE
                                                     York Asset Management Limited
                                                            June 30, 2008


             COLUMN 1           COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5         COLUMN 6        COLUMN 7     COLUMN 8

                                                          VALUE    SHS OR  SH/ PUT/    INVESTMENT        OTHER   VOTING AUTHORITY
          NAME OF ISSUER     TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT PRN CALL    DISCRETION        MGRS    SOLE   SHARED  NONE
                                                                                     SOLE    SHARED               # OF EACH TYPE
3COM CORP                     COM              885535104      90    42,400           SOLE                         42,400
ADAPTEC INC                   COM              00651F108   1,572   491,400           SOLE                        491,400
ADAPTEC INC                   COM              00651F108     872   272,400                 SHARED-DEFINED   1    272,400
ALLEGHENY ENERGY INC          COM              017361106  15,326   305,850           SOLE                        305,850
ALLEGHENY ENERGY INC          COM              017361106  10,648   212,500                 SHARED-DEFINED   1    212,500
AMCOMP INC                    COM              02342J101     264    27,200           SOLE                         27,200
AMCOMP INC                    COM              02342J101   5,066   521,183                 SHARED-DEFINED   1    521,183
AMERICAN RAILCAR INDS INC     COM              02916P103     191    11,400           SOLE                         11,400
ANHEUSER BUSCH COS INC        COM              035229103   1,746    28,100           SOLE                         28,100
ANHEUSER BUSCH COS INC        COM              035229103   1,423    22,900                 SHARED-DEFINED   1     22,900
ANNALY CAP MGMT INC           COM              035710409     155    10,000           SOLE                         10,000
ANSOFT CORP                   COM              036384105  11,411   313,500           SOLE                        313,500
ANSOFT CORP                   COM              036384105   7,797   214,200                 SHARED-DEFINED   1    214,200
AQUILA INC                    COM              03840P102   1,360   360,700           SOLE                        360,700
AQUILA INC                    COM              03840P102   1,101   292,100                 SHARED-DEFINED   1    292,100
BERKSHIRE HATHAWAY INC DEL    CL B             084670207     923        48           SOLE                             48
BERKSHIRE HATHAWAY INC DEL    CL B             084670207     614       153                 SHARED-DEFINED   1        153
BLACKSTONE GROUP L P          COM UNIT LTD     09253U108   1,977   108,550           SOLE                        108,550
BLACKSTONE GROUP L P          COM UNIT LTD     09253U108   1,238    68,000                 SHARED-DEFINED   1     68,000
BROOKFIELD ASSET MGMT INC     CL A LTD VT SH   112585104     386    11,875           SOLE                         11,875
BROOKFIELD ASSET MGMT INC     CL A LTD VT SH   112585104   1,494    45,900                 SHARED-DEFINED   1     45,900
CALPINE CORP                  COM NEW          131347304  11,328   502,116           SOLE                        502,116
CALPINE CORP                  COM NEW          131347304   7,717   342,073                 SHARED-DEFINED   1    342,073
CAMBREX CORP                  COM              132011107      68    11,600           SOLE                         11,600
CENTER FINL CORP CALIF        COM              15146E102      96    11,340           SOLE                         11,340
CENTERPOINT ENERGY INC        COM              15189T107  11,725   730,500           SOLE                        730,500
CENTERPOINT ENERGY INC        COM              15189T107   8,186   510,000                 SHARED-DEFINED   1    510,000
CMS ENERGY CORP               COM              125896100   1,313    88,100           SOLE                         88,100
CMS ENERGY CORP               COM              125896100     912    61,200                 SHARED-DEFINED   1     61,200
CNOOC LTD                     SPONSORED ADR    126132109   2,324    13,390           SOLE                         13,390
CNOOC LTD                     SPONSORED ADR    126132109   1,475     8,500                 SHARED-DEFINED   1      8,500
CONSECO INC                   COM NEW          208464883   1,322   133,250           SOLE                        133,250
CONSECO INC                   COM NEW          208464883     776    78,200                 SHARED-DEFINED   1     78,200
DIEBOLD INC                   COM              253651103   1,555    43,700           SOLE                         43,700
DIEBOLD INC                   COM              253651103   1,292    36,300                 SHARED-DEFINED   1     36,300
DISCOVER FINL SVCS            COM              254709108     275    20,850           SOLE                         20,850
DISCOVER FINL SVCS            COM              254709108     184    14,000                 SHARED-DEFINED   1     14,000
DRS TECHNOLOGIES INC          COM              23330X100  10,312   131,000           SOLE                        131,000
DRS TECHNOLOGIES INC          COM              23330X100   8,533   108,400                 SHARED-DEFINED   1    108,400
E M C CORP MASS               COM              268648102     214    14,600           SOLE                         14,600
E M C CORP MASS               COM              268648102     214    14,600                 SHARED-DEFINED   1     14,600
EL PASO CORP                  COM              28336L109  14,351   660,100           SOLE                        660,100
EL PASO CORP                  COM              28336L109   9,979   459,000                 SHARED-DEFINED   1    459,000
ELECTRONIC DATA SYS NEW       COM              285661104  12,049   489,000           SOLE                        489,000
ELECTRONIC DATA SYS NEW       COM              285661104   9,957   404,100                 SHARED-DEFINED   1    404,100
FORESTAR REAL ESTATE GROUP I  COM              346233109     193    10,150           SOLE                         10,150
FRESH DEL MONTE PRODUCE INC   ORD              G36738105   8,719   369,900           SOLE                        369,900
FRESH DEL MONTE PRODUCE INC   ORD              G36738105   4,865   206,400                 SHARED-DEFINED   1    206,400
GENCORP INC                   COM              368682100   1,895   264,600           SOLE                        264,600
GENCORP INC                   COM              368682100   1,369   191,200                 SHARED-DEFINED   1    191,200
HANMI FINL CORP               COM              410495105      59    11,365           SOLE                         11,365
HILB ROGAL & HOBBS CO         COM              431294107   9,831   226,200                 SHARED-DEFINED   1    226,200
HILB ROGAL & HOBBS CO         COM              431294107  12,060   277,500           SOLE                        277,500
HUANENG PWR INTL INC          SPON ADR H SHS   443304100     638     9,470           SOLE                          9,470
HUANENG PWR INTL INC          SPON ADR H SHS   443304100     376    13,600                 SHARED-DEFINED   1     13,600
ICAHN ENTERPRISES LP          DEPOSITRY UNIT   451100101   5,673    80,650           SOLE                         80,650
ICAHN ENTERPRISES LP          DEPOSITRY UNIT   451100101   3,946    56,100                 SHARED-DEFINED   1     56,100
IDEARC INC                    COM              451663108     105    44,500           SOLE                         44,500
IDEARC INC                    COM              451663108      49    20,700                 SHARED-DEFINED   1     20,700
INTERCONTINENTALEXCHANGE INC  COM              45865V100   1,133     9,940           SOLE                          9,940
INTERCONTINENTALEXCHANGE INC  COM              45865V100     775     6,800                 SHARED-DEFINED   1      6,800
JARDEN CORP                   COM              471109108     890    48,800           SOLE                         48,800
JARDEN CORP                   COM              471109108     620    34,000                 SHARED-DEFINED   1     34,000
KOREA ELECTRIC PWR            SPONSORED ADR    500631106     675    46,450           SOLE                         46,450
LABRANCHE & CO INC            COM              505447102   2,278   321,700           SOLE                        321,700
LABRANCHE & CO INC            COM              505447102   1,444   204,000                 SHARED-DEFINED   1    204,000
LEUCADIA NATL CORP            COM              527288104   3,105    66,150           SOLE                         66,150
LEUCADIA NATL CORP            COM              527288104   2,155    45,900                 SHARED-DEFINED   1     45,900
MIRANT CORP NEW               COM              60467R100   3,915   100,010           SOLE                        100,010
MIRANT CORP NEW               COM              60467R100   2,694    68,805                 SHARED-DEFINED   1     68,805
MOODYS CORP                   COM              615369105   5,535   160,700           SOLE                        160,700
MOODYS CORP                   COM              615369105   3,261    94,700                 SHARED-DEFINED   1     94,700
NARA BANCORP INC              COM              63080P105     121    11,315           SOLE                         11,315
NASDAQ OMX GROUP INC          COM              631103108   3,761   141,650           SOLE                        141,650
NASDAQ OMX GROUP INC          COM              631103108   2,257    85,000                 SHARED-DEFINED   1     85,000
NATIONAL WESTN LIFE INS CO    CL A             638522102     498     2,281           SOLE                          2,281
NATIONAL WESTN LIFE INS CO    CL A             638522102     380     1,740                 SHARED-DEFINED   1      1,740
NATIONAL WESTN LIFE INS CO    CL A             638522102     498     2,281           SOLE                          2,281
NAVTEQ CORP                   COM              63936L100  11,188   145,300           SOLE                        145,300
NAVTEQ CORP                   COM              63936L100   9,248   120,100                 SHARED-DEFINED   1    120,100
NYMEX HOLDINGS INC            COM              62948N104   8,161    96,600           SOLE                         96,600
NYMEX HOLDINGS INC            COM              62948N104   6,733    79,700                 SHARED-DEFINED   1     79,700
NYSE EURONEXT                 COM              629491101   5,846   115,399           SOLE                        115,399
NYSE EURONEXT                 COM              629491101   3,445    68,000                 SHARED-DEFINED   1     68,000
PHARMERICA CORP               COM              71714F104     311    13,780           SOLE                         13,780
PHARMERICA CORP               COM              71714F104     253    11,200                 SHARED-DEFINED   1     11,200
PROCENTURY CORP               COM              74268T108   2,926   184,700           SOLE                        184,700
PROCENTURY CORP               COM              74268T108   2,412   152,300                 SHARED-DEFINED   1    152,300
QUANTA SVCS INC               COM              74762E102   7,843   235,750           SOLE                        235,750
QUANTA SVCS INC               COM              74762E102   5,476   164,600                 SHARED-DEFINED   1    164,600
R H DONNELLEY CORP            COM NEW          74955W307      95    31,800           SOLE                         31,800
R H DONNELLEY CORP            COM NEW          74955W307      45    15,000                 SHARED-DEFINED   1     15,000
RELIANT ENERGY INC            COM              75952B105   6,256   294,100           SOLE                        294,100
RELIANT ENERGY INC            COM              75952B105   4,343   204,200                 SHARED-DEFINED   1    204,200
RURAL CELLULAR CORP           CL A             781904107   8,617   193,600           SOLE                        193,600
RURAL CELLULAR CORP           CL A             781904107   7,139   160,400                 SHARED-DEFINED   1    160,400
SCPIE HLDGS INC               COM              78402P104   8,814   314,900           SOLE                        314,900
SCPIE HLDGS INC               COM              78402P104   7,317   261,400                 SHARED-DEFINED   1    261,400
SEARS HLDGS CORP              COM              812350106     872    11,835           SOLE                         11,835
SEARS HLDGS CORP              COM              812350106     471     6,400                 SHARED-DEFINED   1      6,400
SIERRA PAC RES NEW            COM              826428104   6,541   514,600           SOLE                        514,600
SIERRA PAC RES NEW            COM              826428104   4,537   357,000                 SHARED-DEFINED   1    357,000
SOTHEBYS                      COM              835898107     229     8,700           SOLE                          8,700
ST JOE CO                     COM              790148100     209     6,100           SOLE                          6,100
TEXAS PAC LD TR               SUB CTF PROP I T 882610108   3,927    73,750                 SHARED-DEFINED   1     73,750
TEXAS PAC LD TR               SUB CTF PROP I T 882610108   5,384   101,100           SOLE                        101,100
THOMAS WEISEL PARTNERS GRP I  COM              884481102     186    34,000                 SHARED-DEFINED   1     34,000
THOMAS WEISEL PARTNERS GRP I  COM              884481102     268    48,950           SOLE                         48,950
TUMBLEWEED COMMUNICATIONS CO  COM              899690101   1,560   597,847                 SHARED-DEFINED   1    597,847
TUMBLEWEED COMMUNICATIONS CO  COM              899690101   1,912   732,447           SOLE                        732,447
WARNER MUSIC GROUP CORP       COM              934550104   2,161   302,600           SOLE                        302,600
WARNER MUSIC GROUP CORP       COM              934550104   1,457   204,000                 SHARED-DEFINED   1    204,000
WILLIAMS COS INC DEL          COM              969457100   3,559    85,300           SOLE                         85,300
WILLIAMS COS INC DEL          COM              969457100   2,467    61,200                 SHARED-DEFINED   1     61,200
WILSHIRE BANCORP INC          COM              97186T108      97    11,335           SOLE                         11,335
WRIGLEY WM JR CO              COM              982526105  11,869   152,600           SOLE                        152,600
WRIGLEY WM JR CO              COM              982526105   9,886   127,100                 SHARED-DEFINED   1    127,100




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